Cover	Jun. 09, 2022
Cover [Abstract]
Entity Registrant Name	Tenax Therapeutics, Inc.
Entity Central Index Key	0000034956
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 09, 2022
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	26-2593535
Entity File Number	001-34600
Entity Address Address Line 1	ONE Copley Parkway
Entity Address Address Line 2	Suite 490
Entity Address City Or Town	Morrisville
Entity Address Postal Zip Code	27560
City Area Code	919
Local Phone Number	855-2100
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	TENX
Security Exchange Name	NASDAQ
Entity Address State Or Province	NC
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false